Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property and Equipment
9 Property and equipment

Property and equipment by type
	2018	2017
Property in own use	780	774
Equipment	879	917
Assets under operating leases		110
	1,659	1,801

Schedule of Changes in Property in Own Use
Changes in property in own use
	2018	2017
Opening balance	774	881
Additions	5	5
Reclassifications
- Transfers to and from Investment properties	11

Amounts recognised in the statement of profit or loss for the year
- Depreciation	–14	–13
- Impairments	–4	–8
- Reversal of impairments	17	24
	–1	3

Revaluations recognised in equity during the year	23	42
Disposals	–12	–145
Exchange rate differences	–20	–12
Closing balance	780	774

Gross carrying amount as at 31 December	1,320	1,324
Accumulated depreciation as at 31 December	–387	–376
Accumulated impairments as at 31 December	–153	–174
Net carrying value as at 31 December	780	774

Revaluation surplus
Opening balance	279	256
Revaluation in the year	1	23
Closing balance	280	279

Schedule of Changes in Equipment
Changes in equipment
	Data		Fixtures and fittings
	processing equipment		and other equipment		Total
	2018	2017	2018	2017	2018	2017
Opening balance	291	323	626	692	917	1,015
Additions	148	129	136	130	284	259
Disposals	–1	–1	–4	–12	–5	–13
Depreciation	–133	–133	–164	–174	–298	–307
Impairments	–4		–1	–2	–5	–2
Rev Impairments
Exchange rate differences	–8	–8	–5	–5	–13	–13
Changes in the composition of the group and other changes	–4	–19	1	–3	–2	–22
Closing balance	290	291	589	626	879	917

Gross carrying amount as at 31 December	1,346	1,275	2,305	2,249	3,651	3,524
Accumulated depreciation as at 31 December	–1,055	–983	–1,716	–1,623	–2,771	–2,606
Accumulated impairments as at 31 December	–1	–1	–0		–1	–1
Net carrying value as at 31 December	290	291	589	626	879	917